SUBSEQUENT EVENTS (Details) - COP ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Net income for the period	$ 999,886	$ 723,038	$ 2,541,179	$ 3,502,758
Occasional reserve release at the disposal of the General Meeting of Shareholders	7,366,473
Total Income available for disposal of the General Meeting of Shareholders	$ 8,366,359
Declared dividends information	To distribute a cash profit of Ps. 2.30 per share per month during the months of April 2025 to March 2026, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share, per installment	$ 2.3
Total declared dividends	$ 655,320	$ 569,843	$ 1,025,718	$ 1,203,175
Total shares outstanding	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	22,281,017,159	22,281,017,159
To Occasional reserve at the disposal of General Meeting of Shareholders	$ 7,711,039